Valuation Allowance (Detail) (Valuation allowance of deferred tax assets, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Nov. 25, 2012		Nov. 27, 2011		Nov. 28, 2010
Valuation Allowance [Line Items]
Balance at Beginning of Period	$ 98,736		$ 97,026		$ 72,986
Valuation Allowances and Reserves, Deductions	(22,951)	[1]	4,131	[1]	(4,238)	[1]
Valuation Allowances and Reserves, Charged to Cost and Expense	(1,329)		(2,421)		28,278
Balance at End of Period	74,456		98,736		97,026
Foreign Tax Authority
Valuation Allowance [Line Items]
Balance at Beginning of Period	98,736
Valuation Allowances and Reserves, Deductions	(22,951)
Valuation Allowances and Reserves, Charged to Cost and Expense	(1,329)
Balance at End of Period	$ 74,456

[1]	The charges to the accounts are for the purposes for which the allowances were created.